Summary of significant accounting policies (Tables)	12 Months Ended
Sep. 30, 2021
Summary of significant accounting policies
Schedule of carrying amount of this variable interest entities of financials

	As of September 30, 2021
		WFOE
	Other	that is the
	entities	primary
	that are	beneficiary of	VIE and its		Consolidated
	consolidated	the VIE	subsidiaries	FAMI	total
Intercompany receivables	$10,263,832	$16,147,194	$582,137	$134,585,007	$—
Current assets excluding intercompany receivables	$141,332,281	$6,658,940	$6,666,318	$647,997	$155,305,536
Current assets	$151,596,113	$22,806,134	$7,248,455	$135,233,004	$155,305,536
Investment in subsidiaries	$—	$9,016,979	$—	$—	$—
Non-current assets excluding investment in subsidiaries	$10,126,547	$—	$254,818	$—	$10,381,365
Non-current assets	$10,126,547	$9,016,979	$254,818	$—	$10,381,365
Total assets	$161,722,660	$31,823,113	$7,503,273	$135,233,004	$165,686,901
Intercompany payables	$151,314,338	$4,809,089	$3,785,283	$1,669,460	$—
Current liabilities excluding intercompany payables	$1,682,220	$1,415	$2,408,191	$54,600	$4,146,426
Current liabilities	$152,996,558	$4,810,504	$6,193,474	$1,724,060	$4,146,426
Non-current liabilities	$691,808	$—	$56,249	$—	$748,057
Total liabilities	$153,688,366	$4,810,504	$6,249,723	$1,724,060	$4,894,483
Total shareholders’ equity (net assets)	$8,034,294	$27,012,609	$1,253,550	$133,508,944	$160,792,418

	As of September 30, 2020
		WFOE
	Other	that is the
	entities	primary
	that are	beneficiary of	VIE and its		Consolidated
	consolidated	the VIE	subsidiaries	FAMI	total
Intercompany receivables	$5,079,282	$278,858	$300,300	$11,838,011	$—
Current assets from continuing operations excluding intercompany receivables	$32,413,056	$571,996	$4,034,997	$2,122	$37,022,171
Current assets from continuing operations	$37,492,338	$850,854	$4,335,297	$11,840,133	$37,022,171
Investment in subsidiaries	$—	$6,115,219	$—	$—	$—
Non-current assets excluding investment in subsidiaries	$777,058	$—	$392,517	$—	$—
Non-current assets	$777,058	$6,115,219	$392,517	$—	$1,169,575
Total assets from continuing operations	$38,269,396	$6,966,073	$4,727,814	$11,840,133	$38,191,746
Intercompany payables	$12,417,169	$3,429,447	$375	$1,649,460	$—
Current liabilities excluding intercompany payables	$1,707,486	$589,606	$4,135,484	$1,934,811	$8,367,387
Current liabilities from continuing operations	$14,124,655	$4,019,053	$4,135,859	$3,584,271	$8,367,387
Non-current liabilities	$669,202	$—	$—	$—	$669,202
Total liabilities from continuing operations	$14,793,857	$4,019,053	$4,135,859	$3,584,271	$9,036,589
Total shareholders’ equity (net assets)	$23,475,539	$2,947,020	$591,955	$8,255,862	$29,155,157

	For the financial year ended September 30, 2021
		WFOE
	Other	that is the
	entities	primary
	that are	beneficiary	VIE and its		Consolidated
	consolidated	of the VIE	subsidiaries	FAMI	total
Revenues from continuing operations	$33,068,045	$762,771	$5,459,135	$—	$39,289,951
Cost of revenues from continuing operations	(28,847,801)	(742,933)	(4,589,936)	—	(34,180,670)
Gross profit from continuing operations	4,220,244	19,838	869,199	—	5,109,281
Operating expenses	588,892	(8,940)	(804,851)	(2,031,506)	(2,256,405)
Income (loss) from operations	4,809,136	10,898	64,348	(2,031,506)	2,852,876
Other expenses	(391,819)	(19,990)	(2,033)	(5,673)	(419,515)
Income (loss) before income taxes	4,417,317	(9,092)	62,315	(2,037,179)	2,433,361
Provision for income taxes	(8,085)	—	(17,486)	—	(25,571)
Net income (loss) from continuing operations	$4,409,232	$(9,092)	$44,829	$(2,037,179)	$2,407,790

	For the financial year ended September 30, 2020
		WFOE
	Other	that is the
	entities	primary
	that are	beneficiary	VIE and its		Consolidated
	consolidated	of the VIE	subsidiaries	FAMI	total
Revenues from continuing operations	$23,805,109	$—	$4,558,854	$—	$28,363,963
Cost of revenues from continuing operations	(19,899,410)	—	(3,813,131)	—	(23,712,541)
Gross profit	3,905,699	—	745,723	—	4,651,422
Operating expenses	(921,258)	(6,956)	(853,607)	(602,518)	(2,384,339)
Income (loss) from operations	2,984,441	(6,956)	(107,884)	(602,518)	2,267,083
Other expenses	86,810	(30,215)	327	(1,229,950)	(1,173,028)
Income (loss) before income taxes	3,071,251	(37,171)	(107,557)	(1,832,468)	1,094,055
Provision for income taxes	(10,948)	—	(5,805)	—	(16,753)
Net income (loss) from continuing operations	$3,060,303	$(37,171)	$(113,362)	$(1,832,468)	$1,077,302

	For the financial year ended September 30, 2019
		WFOE
	Other	that is the
	entities	primary
	that are	beneficiary	VIE and its		Consolidated
	consolidated	of the VIE	subsidiaries	FAMI	total
Revenues from continuing operations	$22,458,833	$—	$6,184,460	$—	$28,643,293
Cost of revenues from continuing operations	(18,608,671)	—	(4,955,420)	—	(23,564,091)
Gross profit	3,850,162	—	1,229,040	—	5,079,202
Operating expenses	(162,510)	(33,998)	(1,243,022)	(619,325)	(2,058,855)
Income (loss) from operations	3,687,652	(33,998)	(13,982)	(619,325)	3,020,347
Other expenses	(6,348)	(27)	(265)	(3,202,173)	(3,208,813)
Income (loss) before income taxes	3,681,304	(34,025)	(14,247)	(3,821,498)	(188,466)
Provision for income taxes	(29,427)	—	(386)	—	(29,813)
Net income (loss) from continuing operations	$3,651,877	$(34,025)	$(14,633)	$(3,821,498)	$(218,279)

	For the financial year ended September 30, 2021
		WFOE
	Other	that is the
	entities	primary
	that are	beneficiary of	VIE and its		Consolidated
	consolidated	the VIE	subsidiaries	FAMI	total
Net cash provided by (used in) operating activities from continuing operations	$67,709,967	$3,246,067	$(338,559)	$(123,848,583)	$(53,231,108)
Net cash used in investing activities from continuing operations	(9,353,935)	(2,772,430)	(1,363)	—	(12,127,728)
Net cash provided by (used in) financing activities from continuing operations	144,197	(616,095)	(1,232,191)	124,369,377	122,665,288
Effect of exchange rate changes on cash and restricted cash	(506,653)	258,485	94,714	—	(153,454)
Net increase (decrease) in cash and restricted cash	57,993,576	116,027	(1,477,399)	520,794	57,152,998
Cash and restricted cash from continuing operations, beginning of year	183,030	420	1,913,335	2,121	2,098,906
Cash and restricted cash from continuing operations, end of year	$58,176,606	$116,447	$435,936	$522,915	$59,251,904

	For the financial year ended September 30, 2020
		WFOE
	Other	that is the
	entities	primary
	that are	beneficiary of	VIE and its		Consolidated
	consolidated	the VIE	subsidiaries	FAMI	total
Net cash provided by (used in) operating activities from continuing operations	$57,809	$(560,411)	$(1,629,913)	$304,897	$(1,827,618)
Net cash used in investing activities from continuing operations	—	—	(82,195)	—	(82,195)
Net cash provided by (used in) financing activities from continuing operations	10,437	560,358	3,567,505	(938,071)	3,200,229
Effect of exchange rate changes on cash and restricted cash	15,087	19	56,006	—	71,112
Net increase (decrease) in cash and restricted cash	83,333	(34)	1,911,403	(633,174)	1,361,528
Cash and restricted cash from continuing operations, beginning of year	99,697	454	1,932	635,295	737,378
Cash and restricted cash from continuing operations, end of year	$183,030	$420	$1,913,335	$2,121	$2,098,906

	For the financial year ended September 30, 2019
		WFOE
	Other	that is the
	entities	primary
	that are	beneficiary of	VIE and its		Consolidated
	consolidated	the VIE	subsidiaries	FAMI	total
Net cash provided by (used in) operating activities from continuing operations	$(4,761,687)	$(27)	$31,661	$(6,666,754)	$(11,396,807)
Net cash used in investing activities from continuing operations	(9,493)	—	(46,928)	—	(56,421)
Net cash provided by (used in) financing activities from continuing operations	—	—	—	6,695,882	6,695,882
Effect of exchange rate changes on cash and restricted cash	41,606	(18)	(91)	—	41,497
Net increase (decrease) in cash and restricted cash	(4,729,574)	(45)	(15,358)	29,128	(4,715,849)
Cash and restricted cash from continuing operations, beginning of year	4,829,271	499	17,290	606,167	5,453,227
Cash and restricted cash from continuing operations, end of year	$99,697	$454	$1,932	$635,295	$737,378

	For the year ended September 30, 2021
	Transfer to
		WFOE that
		is the		Other
		primary	VIE	entities
		beneficiary	and its	that are
Transfer from	FAMI	of the VIE	subsidiaries	consolidated	Investors
FAMI		$—	$45,500	$124,670,237	$—
WFOE that is the primary beneficiary of the VIE	$1,668,758		$—	$38,204,550	$—
VIE and its subsidiaries	$—	$—		$1,601,406	$—
Other entities that are consolidated	$319,981	$24,075,199	$5,624,880		$—

	For the year ended September 30, 2020
	Transfer to
		WFOE that
		is the		Other
		primary	VIE	entities
		beneficiary	and its	that are
Transfer from	FAMI	of the VIE	subsidiaries	consolidated	Investors
FAMI		$—	$—	$400,960	$—
WFOE that is the primary beneficiary of the VIE	$—		$—	$1,812,810	$—
VIE and its subsidiaries	$—	$—		$2,199,053	$—
Other entities that are consolidated	$394,742	$1,832,576	$770,216		$—

	For the year ended September 30, 2019
	Transfer to
		WFOE that
		is the		Other
		primary	VIE	entities
		beneficiary	and its	that are
Transfer from	FAMI	of the VIE	subsidiaries	consolidated	Investors
FAMI		—	—	$600,000	—
WFOE that is the primary beneficiary of the VIE	—		—	$791,603	—
VIE and its subsidiaries	—	—		$5,620,368	—
Other entities that are consolidated	$702	$804,269	218,232		—

Schedule of useful lives of property, plant and equipment, net

Plant, machinery and equipment	5 – 10 years
Transportation equipment	4 years
Office equipment	3 – 5 years

Summary of component of basic and diluted EPS

Year Ended September 30,	2021	2020	2019
Net income (loss) available for common shareholders (A)	$2,356,438	$813,455	$(311,004)
- Continuing operations	$2,407,790	$1,077,302	$(218,279)
- Discounted operations	$(51,352)	$(263,847)	$(92,725)

Weighted average number of ordinary shares (B)
- Basic	102,842,495	16,244,856	12,183,847
- Diluted	104,455,189	16,244,856	12,183,847

Earnings (loss) per share - basic (A/B)	$0.02	$0.05	$(0.03)
- Continued operations	$0.02	$0.07	$(0.02)
- Discontinued operations	$(0.00)	$(0.02)	$(0.01)

Earnings (loss) per share - diluted (A/B)	$0.02	$0.05	$(0.03)
- Continued operations	$0.02	$0.07	$(0.02)
- Discontinued operations	$(0.00)	$(0.02)	$(0.01)